REVENUES (Tables)	6 Months Ended
Jun. 30, 2020
Revenue [abstract]
Disclosure of revenues
The following table disaggregates revenues by our operating segments:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
Transport	$692	$350	$1,519	$686
Energy	584	512	1,178	962
Utilities	583	743	1,270	1,471
Data Infrastructure	87	80	175	159
Total	$1,946	$1,685	$4,142	$3,278
Substantially all of our partnership’s revenues are recognized over time as services are rendered.
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
United States of America	$589	$249	$1,115	$461
Canada	307	233	691	505
United Kingdom	281	171	599	333
Australia	245	270	454	539
Brazil	224	289	498	578
Colombia	172	259	394	508
India	83	112	206	152
Chile	21	42	55	84
Peru	10	28	33	57
Other	14	32	97	61
Total	$1,946	$1,685	$4,142	$3,278